8. CONVERTIBLE PROMISSORY NOTES (Details Textual 2) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements
Interest expense from amortization of debt discounts	$ 31,628	$ 31,629	$ 63,255	$ 62,910
Decrease in the fair value of liability	19,615	178,538	41,063	19,552
Black-Scholes option pricing model
Dividend yield			0.00%
Expected volatility			16000.00%
Risk-free interest rate			$ 19.00%
Expected life (in years)			1 year